Property and equipment, net	12 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
Property and equipment, net
7.	Property and equipment, net

Property and equipment, net as of June 30, 2023 and 2024 consist of the following:

	As of June 30,
	2023	2024
	RMB	RMB
Leasehold improvement	5,423	8,032
Computer and electronic equipment	6,351	7,234
Furniture and mechanical equipment	-	88
Total	11,774	15,354
Less: Accumulated depreciation	(4,365)	(8,785)
Property and equipment, net	7,409	6,569

Depreciation expenses for the years ended June 30, 2022, 2023 and 2024 were RMB4,016, RMB3,714 and RMB4,546 respectively.